Accounts Receivable (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Accounts receivable
Gross accounts receivable	$ 1,241	$ 1,195
Allowance for doubtful accounts	(28)	(26)
Net accounts receivable	1,213	1,169
Freight [Member]
Accounts receivable
Gross accounts receivable	1,008	974
Non-freight [Member]
Accounts receivable
Gross accounts receivable	$ 233	$ 221